Operating profit - Auditor's fees payable included in operating profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Auditors' Remuneration [Line Items]
Permissible tax compliance and advisory services	£ 0.4	£ 0.0
Other audit-related services	1.5	1.2
Auditors' remuneration, other miscellaneous services	0.2	0.0
Deloitte LLP
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements			£ 10.0
Audit of the Company's subsidiaries			5.0
Audit services			15.0
Other services			6.0
Total auditor's remuneration			21.0
Other assurance services incurred for separation from GSK Group			3.0
KPMG LLP (UK)
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements	12.0	11.0
Audit of the Company's subsidiaries	5.0	5.0
Audit services	17.0	16.0
Other services	2.0	1.0
Total auditor's remuneration	£ 19.0	£ 17.0
KPMG LLP (US)
Disclosure Of Auditors' Remuneration [Line Items]
Audit of Parent Company and Consolidated Financial Statements			14.0
Audit services			14.0
Other services			3.0
Total auditor's remuneration			£ 17.0